SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Jan. 04, 2018	Jan. 02, 2018	Dec. 31, 2017
Current assets
Other financial assets		$ 383,984		$ 275,549	$ 559,919
Trade and other accounts receivable		1,162,582		1,202,945	1,214,050
Non-current assets
Deferred tax assets		273,327	$ 273,327	370,115	364,021
Current liabilities
Trade and other accounts payables		1,674,303		1,673,010	1,695,202
Other non-financial liabilities		2,454,746		2,901,603	2,823,963
Non-current liabilities
Deferred tax liabilities		872,121		953,148	949,697
EQUITY
Retained earnings		$ 597,675		$ 465,569	475,117
IFRS 9 [Member]
Current assets
Other financial assets
Trade and other accounts receivable	[1]				(11,105)
Non-current assets
Deferred tax assets	[2]				89
Current liabilities
Trade and other accounts payables
Other non-financial liabilities
Non-current liabilities
Deferred tax liabilities	[2]				(1,021)
EQUITY
Retained earnings	[3]				(9,995)
IFRS 15 [Member]
Current assets
Other financial assets	[4]				54,361
Trade and other accounts receivable
Non-current assets
Deferred tax assets	[5]				6,005
Current liabilities
Trade and other accounts payables	[6]				(22,192)
Other non-financial liabilities	[7]				77,640
Non-current liabilities
Deferred tax liabilities	[6]				4,472
EQUITY
Retained earnings	[3]				$ 446

[1]	Expected credit losses: The Company modified the calculation of the impairment provision to comply with the expected credit loss model, established in IFRS 9 Financial Instruments, which replaces the current loss impairment model incurred. To the calculate porcentage of credit losses, a risk matrix was used, grouping the portfolio, according to similar characteristics of risk and maturity. This change resulted in the recognition of an increase in the provision for impairment losses of US $ (11.1) million.
[2]	Deferred tax adjustments originated by the application of IFRS 9.
[3]	Net effect on accumulated results of the adjustments indicated above.
[4]	Contract costs: The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.
[5]	Deferred tax adjustments originated by the application of IFRS 15.
[6]	Contract liabilities: The Company has adjusted certain concepts that were recorded as obligations with suppliers and customers, which must now be treated as contract liabilities; therefore they must be deferred until the benefit of the service have been rendered. These concepts are mainly related to the ground transportation service for US $ 15.6 million and traveler's checks for US $ 6.6 million.
[7]	Performance Obligations: The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.